Quarterly Holdings Report
for
Fidelity Freedom® 2045 Fund
June 30, 2023
F45-NPRT1-0823
1.833436.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $27,198,459)	27,300,000	27,208,704

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	30,674,733	318,096,978
Fidelity Series Blue Chip Growth Fund (c)	63,290,547	883,536,039
Fidelity Series Commodity Strategy Fund (c)	1,325,533	128,311,613
Fidelity Series Growth Company Fund (c)	90,189,557	1,646,861,313
Fidelity Series Intrinsic Opportunities Fund (c)	26,369,045	324,602,950
Fidelity Series Large Cap Stock Fund (c)	81,244,773	1,535,526,215
Fidelity Series Large Cap Value Index Fund (c)	33,176,950	480,070,463
Fidelity Series Opportunistic Insights Fund (c)	56,999,265	978,677,384
Fidelity Series Small Cap Core Fund (c)	264,820	2,719,704
Fidelity Series Small Cap Discovery Fund (c)	12,815,464	138,791,470
Fidelity Series Small Cap Opportunities Fund (c)	35,997,404	463,646,560
Fidelity Series Stock Selector Large Cap Value Fund (c)	85,164,811	1,071,373,320
Fidelity Series Value Discovery Fund (c)	64,659,734	958,257,261
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,265,703,619)		8,930,471,270

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	36,698,604	523,322,086
Fidelity Series Emerging Markets Fund (c)	49,513,490	411,457,101
Fidelity Series Emerging Markets Opportunities Fund (c)	120,780,491	2,047,229,327
Fidelity Series International Growth Fund (c)	83,654,342	1,374,440,838
Fidelity Series International Small Cap Fund (c)	22,442,119	364,235,586
Fidelity Series International Value Fund (c)	124,700,528	1,379,187,838
Fidelity Series Overseas Fund (c)	109,648,491	1,374,992,078
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,665,825,056)		7,474,864,854

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,898,586	14,998,833
Fidelity Series Emerging Markets Debt Fund (c)	11,817,310	87,448,097
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,131,244	29,433,692
Fidelity Series Floating Rate High Income Fund (c)	1,797,656	16,106,997
Fidelity Series High Income Fund (c)	11,043,446	90,445,822
Fidelity Series International Credit Fund (c)	727,329	5,607,704
Fidelity Series Investment Grade Bond Fund (c)	481,243	4,788,368
Fidelity Series Long-Term Treasury Bond Index Fund (c)	169,387,805	1,019,714,583
Fidelity Series Real Estate Income Fund (c)	2,561,387	24,538,089
TOTAL BOND FUNDS (Cost $1,620,247,544)		1,293,082,185

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	21,975,699	21,980,094
Fidelity Series Government Money Market Fund 5.17% (c)(e)	204,546,359	204,546,359
Fidelity Series Short-Term Credit Fund (c)	102,647	986,439
TOTAL SHORT-TERM FUNDS (Cost $227,509,458)		227,512,892

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,806,484,136)	17,953,139,905
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,891,809)
NET ASSETS - 100.0%	17,949,248,096

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
Chicago Board of Trade	3,561	Sep 2023	399,777,891	(6,749,215)	(6,749,215)
Chicago Board of Trade	4,060	Sep 2023	434,800,625	(6,723,761)	(6,723,761)

TOTAL PURCHASED					(13,472,976)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	629	Sep 2023	141,155,463	(4,372,924)	(4,372,924)
ICE MSCI EAFE Index Contracts (United States)	852	Sep 2023	91,824,300	(681,447)	(681,447)
ICE MSCI Emerging Markets Index Contracts (United States)	3,156	Sep 2023	157,468,620	1,419,846	1,419,846

TOTAL SOLD					(3,634,525)

TOTAL FUTURES CONTRACTS					(17,107,501)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,613,701.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	30,797,237	121,334,839	130,151,982	383,703	-	-	21,980,094	0.1%
Total	30,797,237	121,334,839	130,151,982	383,703	-	-	21,980,094

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	15,448,990	254,236	376,071	2,264	(35,837)	(292,485)	14,998,833
Fidelity Series All-Sector Equity Fund	305,056,033	4,033,325	20,414,901	-	(524,806)	29,947,327	318,096,978
Fidelity Series Blue Chip Growth Fund	840,163,886	19,436,127	111,021,625	-	4,170,725	130,786,926	883,536,039
Fidelity Series Canada Fund	496,480,170	21,320,975	14,054,893	-	1,526,469	18,049,365	523,322,086
Fidelity Series Commodity Strategy Fund	119,027,836	14,486,337	2,206,715	-	(137,819)	(2,858,026)	128,311,613
Fidelity Series Emerging Markets Debt Fund	84,432,319	4,220,667	1,775,880	1,281,376	(157,300)	728,291	87,448,097
Fidelity Series Emerging Markets Debt Local Currency Fund	28,818,294	428,349	658,206	-	(19,117)	864,372	29,433,692
Fidelity Series Emerging Markets Fund	296,718,849	108,371,507	1,856,203	-	161,477	8,061,471	411,457,101
Fidelity Series Emerging Markets Opportunities Fund	2,040,268,363	-	51,450,292	-	6,901,350	51,509,906	2,047,229,327
Fidelity Series Floating Rate High Income Fund	15,720,863	607,118	380,400	355,149	1,066	158,350	16,106,997
Fidelity Series Government Money Market Fund 5.17%	171,729,719	57,752,698	24,936,058	2,190,879	-	-	204,546,359
Fidelity Series Growth Company Fund	1,567,391,907	24,050,060	174,910,253	-	(14,280,534)	244,610,133	1,646,861,313
Fidelity Series High Income Fund	84,916,809	6,973,821	1,574,479	1,297,314	13,828	115,843	90,445,822
Fidelity Series International Credit Fund	5,644,124	42,803	28,110	42,802	(36)	(51,077)	5,607,704
Fidelity Series International Growth Fund	1,311,890,360	33,603,232	24,389,768	-	3,353,017	49,983,997	1,374,440,838
Fidelity Series International Small Cap Fund	358,143,140	7,861,025	6,706,016	-	640,249	4,297,188	364,235,586
Fidelity Series International Value Fund	1,308,444,385	47,601,624	32,701,536	-	2,070,408	53,772,957	1,379,187,838
Fidelity Series Intrinsic Opportunities Fund	316,394,012	8,224,228	13,616,262	-	223,046	13,377,926	324,602,950
Fidelity Series Investment Grade Bond Fund	4,201,789	864,421	204,598	46,632	(3,369)	(69,875)	4,788,368
Fidelity Series Large Cap Stock Fund	1,471,752,006	19,528,590	59,217,385	-	5,665,410	97,797,594	1,535,526,215
Fidelity Series Large Cap Value Index Fund	461,064,864	16,476,634	17,012,780	-	636,156	18,905,589	480,070,463
Fidelity Series Long-Term Treasury Bond Index Fund	987,598,813	79,698,883	16,945,611	7,378,106	12,507	(30,650,009)	1,019,714,583
Fidelity Series Opportunistic Insights Fund	934,008,400	12,396,211	60,182,959	-	(4,914,399)	97,370,131	978,677,384
Fidelity Series Overseas Fund	1,310,610,368	35,561,362	30,405,140	-	2,235,247	56,990,241	1,374,992,078
Fidelity Series Real Estate Income Fund	26,361,803	908,343	2,939,121	456,209	(178,745)	385,809	24,538,089
Fidelity Series Short-Term Credit Fund	905,028	90,695	4,924	6,635	107	(4,467)	986,439
Fidelity Series Small Cap Core Fund	-	2,608,238	13,361	1,596	410	124,417	2,719,704
Fidelity Series Small Cap Discovery Fund	134,196,723	6,963,903	8,101,878	304,017	201,029	5,531,693	138,791,470
Fidelity Series Small Cap Opportunities Fund	451,379,502	13,050,678	24,846,552	-	(588,279)	24,651,211	463,646,560
Fidelity Series Stock Selector Large Cap Value Fund	1,027,626,432	32,132,353	35,635,837	-	1,020,113	46,230,259	1,071,373,320
Fidelity Series Value Discovery Fund	916,950,854	39,749,185	26,104,997	-	367,155	27,295,064	958,257,261
	17,093,346,641	619,297,628	764,672,811	13,362,979	8,359,528	947,620,121	17,903,951,107

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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